Ordinary shares with preference rights - Series C Shares activities (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2021 CNY (¥)
Series C Shares activities
Accretion to the redemption value of redeemable Class A ordinary Shares	¥ 15,115
Reclassification of redeemable Class A ordinary shares to Class A ordinary shares	(896,508) [1]
Series C Shares
Series C Shares activities
Balance at the beginning of the year	713,893
Accretion to the redemption value of redeemable Class A ordinary Shares	15,115
Reclassification of redeemable Class A ordinary shares to Class A ordinary shares	(729,008)
Balance at the end of the year	¥ 0

[1]	Represent Series B and C shares of Atour Shanghai prior to Restructuring (see Note 13)